Document and Entity Information	9 Months Ended
Jul. 03, 2011
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jul. 03, 2011
Entity Registrant Name	Optex Systems Holdings Inc
Entity Central Index Key	0001397016
Entity Filer Category	Smaller Reporting Company